Variable Interest Entities (Schedule Of Assets And Liabilities Of Non Consolidated Variable Interest Entities) (Detail) (Non-consolidated VIEs [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 101,916,093	¥ 60,063,392
Maximum exposure, Non-consolidated	10,692,299	8,032,241
Trading account assets, Non-consolidated, On-balance sheet assets	481,306	150,629
Investment securities, Non-consolidated, On-balance sheet assets	2,066,576	1,400,483
Loans, Non-consolidated, On-balance sheet assets	5,956,049	5,093,001
All other assets, Non-consolidated, On-balance sheet assets	8,066	2,079
Total assets, Non-consolidated, On-balance sheet assets	8,511,997	6,646,192
All other liabilities, Non-consolidated, On-balance sheet liabilities	7,490	6,443
Total liabilities, Non-consolidated, On-balance sheet liabilities	7,490	6,443
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	12,926,458	9,565,475
Maximum exposure, Non-consolidated	3,072,591	2,425,746
Trading account assets, Non-consolidated, On-balance sheet assets	3,384	12,460
Investment securities, Non-consolidated, On-balance sheet assets	363,521	207,361
Loans, Non-consolidated, On-balance sheet assets	1,889,998	1,578,369
Total assets, Non-consolidated, On-balance sheet assets	2,256,903	1,798,190
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	25,517,222	2,423,629
Maximum exposure, Non-consolidated	744,935	291,889
Trading account assets, Non-consolidated, On-balance sheet assets	168,580	12,261
Investment securities, Non-consolidated, On-balance sheet assets	149,036	91,220
Loans, Non-consolidated, On-balance sheet assets	317,046	179,792
Total assets, Non-consolidated, On-balance sheet assets	634,662	283,273
All other liabilities, Non-consolidated, On-balance sheet liabilities	1,186
Total liabilities, Non-consolidated, On-balance sheet liabilities	1,186
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	20,978,132	17,110,493
Maximum exposure, Non-consolidated	3,048,178	2,431,871
Trading account assets, Non-consolidated, On-balance sheet assets	136,118	72,140
Investment securities, Non-consolidated, On-balance sheet assets	85,254	41,510
Loans, Non-consolidated, On-balance sheet assets	2,124,202	1,928,409
All other assets, Non-consolidated, On-balance sheet assets	983	2,079
Total assets, Non-consolidated, On-balance sheet assets	2,346,557	2,044,138
All other liabilities, Non-consolidated, On-balance sheet liabilities	466
Total liabilities, Non-consolidated, On-balance sheet liabilities	466
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	13,097,513	13,362,168
Maximum exposure, Non-consolidated	1,638,067	1,199,028
Trading account assets, Non-consolidated, On-balance sheet assets	106,661	48,851
Investment securities, Non-consolidated, On-balance sheet assets	1,181,828	769,109
Loans, Non-consolidated, On-balance sheet assets	258,237	336,731
Total assets, Non-consolidated, On-balance sheet assets	1,546,726	1,154,691
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	14,866	23,451
Maximum exposure, Non-consolidated	13,589	24,875
Loans, Non-consolidated, On-balance sheet assets	12,740	23,940
Total assets, Non-consolidated, On-balance sheet assets	12,740	23,940
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,739	5,919
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,739	5,919
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	29,381,902	17,578,176
Maximum exposure, Non-consolidated	2,174,939	1,658,832
Trading account assets, Non-consolidated, On-balance sheet assets	66,563	4,917
Investment securities, Non-consolidated, On-balance sheet assets	286,937	291,283
Loans, Non-consolidated, On-balance sheet assets	1,353,826	1,045,760
All other assets, Non-consolidated, On-balance sheet assets	7,083
Total assets, Non-consolidated, On-balance sheet assets	1,714,409	1,341,960
All other liabilities, Non-consolidated, On-balance sheet liabilities	99	524
Total liabilities, Non-consolidated, On-balance sheet liabilities	¥ 99	¥ 524